Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Expected income tax expense	$ 5,587	$ 14,534	$ 12,818
Tax on undistributed retained earnings	3,011	6,814	4,700
Tax-exempted income	(1,759)	(2,843)	(2,392)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(839)	(651)	(558)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(2,157)	(489)	0
Increase in investment tax credits	(4,242)	(4,525)	0
Increase in deferred tax asset valuation allowance	6,640	4,038	3,146
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	915	305	(215)
Tax effect resulting from foreign currency matters	3,583	5,593	2,278
Foreign tax rate differential	(454)	(2,143)	612
Variance from audits, amendments and examinations of prior years’ income tax filings	793	37	(1,376)
Others	327	921	463
Actual income tax expense	$ 11,405	$ 21,591	$ 19,476